Income taxes (Schedule of Deferred tax assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 29,280	$ 24,026
Research and development expenses carryforward	4,031	7,102
Other reserves	1,089	23
Share-based compensation	1,386
Operating lease liabilities	3,969
Issuance costs	2,316
Total deferred tax assets	42,071	31,151
Deferred tax liabilities:
Operating lease ROU assets	3,609
Convertible notes	21,881
Accrued and other	84
Total deferred tax assets, net	16,497	31,151
Less-valuation allowance	(16,497)	(31,151)
Total deferred tax assets, net